Other prepaid expenses and current assets (Tables)	12 Months Ended
Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule Of Prepaid Expenses And Other Current Assets [Table Text Block]
Other prepaid expenses and current assets consisted of the following:

	December 31,
	2016	2017
Advances to suppliers	$638,782	$54,594
Value-added tax recoverable	738,221	947,408
Deposits	409,804	361,747
Prepaid media expenses	—	1,135,043
Prepaid service fees	114,183	294,350
Other prepaid expenses	539,826	1,237,670
	$2,440,816	$4,030,812